Tax (Narrative) (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reduction in tax charge	[1],[2]	£ (260)	£ (294)
Effective tax rate		15.10%	40.60%
IAS 12 update [member] | Increase (decrease) due to departure from requirement of IFRS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate		19.50%

[1]	For notes to the Financial Statements see pages 19 to 44
[2]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to A T1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in re tained earnings . Comparatives have been restated, reducing the tax charge for H118 by £ 84 m. Further detail can be found in Note 1, B asis of preparation on pages 19 to 20